TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Opening balance	$ 259	$ 251	$ 243
Tax positions taken in the current year	0	0	0
Interest and Exchange rate differences	8	8	8
Closing balance	$ 267	$ 259	$ 251